Federal Income Tax (Tables)	12 Months Ended
Dec. 31, 2013
Federal Income Tax Tables
Schedule of components of Federal income tax
The analysis of the consolidated provision for federal income tax is as follows:

	Year Ended December 31
	2013	2012

Current provision	$—	$—
Deferred benefit	(57)	(138)
Change in valuation allowance	57	138

Total	$—	$—

Schedule of effective income tax rate reconciliation
A reconciliation of the federal income tax expense and the amount computed by applying the statutory federal income tax rate (34 percent) to income before federal income tax is as follows:

	Year Ended December 31
	2013	2012

Tax (benefit) expense at statutory rate	$19	$(73)
Increase (decrease) from:
Change in valuation allowance	57	138
Tax-exempt interest	(52)	(52)
Other	(24)	(13)

Total income tax expense	$—	$—

Schedule of deferred tax assets
The net deferred tax asset was comprised of the following temporary differences:

	December 31
	2013	2012
Deferred tax assets:
Other real estate owned	$92	$96
Non-accrual loan interest	49	65
Directors’ benefit plan	272	274
Net operating loss carryforward	3,684	3,536
Investment in subsidiary	784	784
Net deferred loan origination fees	101	109
Unrealized loss on available-for-sale securities	83	—
Other	246	192

Total deferred tax assets	5,311	5,056

Less: valuation allowance	3,223	3,166

Deferred tax liabilities:
Allowance for loan losses	322	158
Mortgage servicing rights	292	345
Partnership losses	124	117
Unrealized gain on available-for-sale securities	—	385
Depreciation	344	343
Other	207	211

Total deferred tax liabilities	1,289	1,559

Net deferred tax asset	$799	$331